Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic EPS
Net income available to common shareholders	$ 411,768	$ 300,232	$ 253,922
Shares (Denominator)	62,082,827	62,658,414	63,352,737
Per Share Amount	$ 6.63	$ 4.79	$ 4.01
Diluted EPS
Net income available to common shareholders	$ 411,768	$ 300,232	$ 253,922
Potential dilutive common shares	138,774	151,820	133,629
Shares (Denominator)	62,221,601	62,810,234	63,486,366
Per Share Amount (in dollars per share)	$ 6.62	$ 4.78	$ 4.00